Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
4. FAIR VALUE MEASUREMENTS
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value Measured as of December 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds (1)	$123,690	$—	$—	$123,690
Commercial paper	—	125,335	—	125,335
US government and agency	—	150,000	—	150,000
Total cash equivalents	123,690	275,335		399,025
Short-term investments:
Commercial paper	—	78,272	—	78,272
Corporate notes and bonds	—	14,818	—	14,818
Municipal bonds		2,000		2,000
US government and agency	—	28,353	—	28,353
Total short-term investments	—	123,443	—	123,443
Long-term investments
Corporate notes and bonds	—	65,135	—	65,135
US government and agency	—	14,975	—	14,975
Total long-term investments	—	80,110	—	80,110
Total Assets	$123,690	$478,888	—	$602,578
Liabilities:
Public warrants	$33,962	$—	$—	$33,962

	Fair Value Measured as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents (1)	$36,120	$—	$—	$36,120

(1)	Includes money market funds associated with the Company’s overnight investment sweep account.
The Company’s warrant liabilities are comprised of the public warrants. The private placement warrants were fully exercised as of December 31, 2021. Refer to Note 12 – Warrant Liabilities for further information. Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels during the period. As of December 31, 2021, the public warrants were publicly traded at $6.49 per warrant.
The private placement warrants were marked to fair value on the date of exercise. The fair value of the private placement warrants was determined using Level 3 inputs. Management determined the fair value of the private placement warrants using unobservable inputs in the Black-Scholes valuation model. Inherent in the valuation were assumptions related to expected stock-price volatility, expected term, risk-free interest rate and dividend yield. The Company estimated the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate was based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants.

The expected life of the warrants was assumed to be equivalent to their remaining contractual term. The dividend rate was based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurement inputs for the private placement warrants as of the date the private placement warrants were exercised.

December 3, 2021
Exercise price	$11.50
Stock price	$18.78
Volatility	74.10%
Term	4.83
Risk-free rate	1.10%
Dividend yield	—%
The Company did not have any Level 3 assets or liabilities as of December 31, 2021 as the private placement warrants were fully exercised. A rollforward of the fair value of the private placement warrants is as follows (in thousands):

Private placement warrants
Fair value as of December 31, 2020	$—
Assumed as part of the Business Combination	24,412
Change in valuation inputs	27,523
Exercise of private placement warrants	(51,935)

Fair Value as of December 31, 2021	$—